Loans and Borrowings	6 Months Ended
Mar. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Loans and Borrowings

11. LOANS AND BORROWINGS

The Company has the following principal and interest payable amounts outstanding for loans and borrowings:

(In thousands of Euros)	Currency	Year of maturity	March 31, 2024	September 30, 2023
Non-current liabilities
Term Loan (EUR)	EUR	2028	375,000	375,000
Term Loan (USD)	USD	2028	301,893	730,159
Vendor Loan	EUR	2029	199,560	299,560
Senior Notes	EUR	2029	428,500	428,500
			1,304,953	1,833,220
Senior Note embedded derivative			28,638	28,638
Less: amortization under the effective interest method			(34,828)	(46,163)
			1,298,763	1,815,695

Current liabilities
Term Loan (EUR) interest payable	EUR	N/A	4,244	4,197
Term Loan (USD) - current portion	USD	2028	3,038	7,347
Term Loan (USD) interest payable	USD	N/A	4,422	10,938
Vendor Loan interest payable	EUR	N/A	8,028	5,487
Senior Notes interest payable	EUR	N/A	9,373	9,373
			29,105	37,343

During the six months ended March 31, 2024, the Company made early repayments of €100.0 million of the Vendor Loan and $450.0 million of the USD Term Loan Facility.